Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2017
Financial Income and Costs
Schedule of financial income and costs

	For the year ended December 31,
	2015	2016	2017
Financial Income
Interest income	427	720	2,650

Total financial income	427	720	2,650

Financial Costs
Amortization and write-off of deferred loan/bond issuance costs and premium	11,355	35,141	12,398
Interest expense on loans and realized loss on cash flow hedges	68,253	76,495	85,813
Interest expense on bonds and realized loss on cross currency swaps	11,331	11,723	27,085
Finance lease charge	—	9,367	10,875
Loss arising on NOK Bonds repurchase at a premium (Note 13)	—	2,120	1,459
Other financial costs	1,017	2,470	1,551

Total financial costs	91,956	137,316	139,181